Organization and Business Description	12 Months Ended
Sep. 30, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Universe Pharmaceuticals INC (“Universe INC” or the “Company”) was incorporated under the laws of the Cayman Islands on December 11, 2019 as an exempted company with limited liability.

Universe INC owns 100% equity interest of Universe Pharmaceuticals (International) Group (“Universe HK”), an entity incorporated on May 21, 2014 in accordance with the laws and regulations in Hong Kong.

Jiangxi Universe Pharmaceuticals Technology Co., Ltd. (“Universe Technology”) was formed on April 8, 2019, as a wholly foreign-owned enterprise (“WFOE”) in the People’s Republic of China (the “PRC” or “China”).

Universe INC, Universe HK and Universe Technology are currently not engaging in any active business operations and are merely acting as holding companies.

Jiangxi Universe Pharmaceuticals Co., Ltd. (“Jiangxi Universe”) was incorporated on March 2, 1998 in accordance with PRC laws and is engaged in the research and development and manufacturing of modernized traditional Chinese medicines. Jiangxi Universe owns 100% of the equity interests of Jiangxi Universe Pharmaceuticals Commercial Trade Co., Ltd. (“Universe Trade”), which was incorporated on March 10, 2010 for the purposes of handling the sales and distribution of the pharmaceutical products manufactured by Jiangxi Universe.

Reorganization

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on December 11, 2019. The Reorganization involved the incorporation of Universe INC and Universe Technology, and the transfer of 100% of the equity interests of Jiangxi Universe to Universe Technology. Consequently, Universe INC, through its subsidiary Universe HK, directly controls Universe Technology and Jiangxi Universe, and became the ultimate holding company of all other entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control, since the same controlling shareholders controlled all these entities before and after the Reorganization. Results of operations for the periods presented eliminate the effects of intra-entity transactions.

On March 25, 2021, the Company closed its initial public offering (the “IPO”) of 5,000,000 ordinary shares, par value $0.003125 per share at a public offering price of $5.00 per share. On March 29, 2021, the underwriter exercised in full its over-allotment option to purchase an additional 750,000 ordinary shares. The closing for the sale of the over-allotment shares took place on September 30, 2021. Gross proceeds from the IPO totaled $28.75 million. Net proceeds of the IPO, including over-allotment shares, were approximately $25.6 million. In connection with the IPO, the Company’s ordinary shares began trading on the Nasdaq Global Market under the symbol “UPC” on March 23, 2021.

On May 12, 2021, through the Company’s PRC subsidiary, Jiangxi Universe, the Company established an indirect wholly controlled subsidiary, Guangzhou Universe Hanhe Medical Research Co., Ltd. (“Universe Hanhe”) in Guangzhou City, China, for the business purpose of conducting research and development of new pharmaceutical products in order to diversify the Company’s product offerings. As of September 30, 2024 and as of the date of this report, Universe Hanhe has no active business operations.

On July 3, 2023, the Company held an annual general meeting of shareholders at which shareholders, among other things, resolved:

(a)	with immediate effect, to increase the Company’s authorized share capital from US$312,500 divided into 90,000,000 ordinary shares of par value US$0.003125 each and 10,000,000 preferred shares of par value US$0.003125 each, to US$3,125,000 divided into 900,000,000 ordinary shares of par value US$0.003125 each and 100,000,000 preferred shares of par value US$0.003125 each;

(b)	that, conditional upon the approval of the board of directors of the Company in its sole discretion, with effect as of the date the board of directors of the Company may determine, the authorized, issued and outstanding shares of the Company be consolidated by consolidating each 10 shares of the Company, or such lesser whole share amount as the board of directors may determine in its sole discretion, such amount not to be less than 2, into 1 share of the Company, with such consolidated shares having the same rights and being subject to the same restrictions (save as to nominal value) as the then existing shares of par value US$0.003125 each in the capital of the Company (the “2023 Share Consolidation”); and

(c)	that, upon the effectiveness of the 2023 Share Consolidation, the Company adopt amended and restated articles of association, in substantially the form set out in Annex B in the proxy statement dated May 24, 2023, in substitution for and to the exclusion of, the memorandum of association of the Company in effect immediately prior to effectiveness of the Share Consolidation.

The board of directors of the Company resolved to effect the 2023 Share Consolidation on July 27, 2023 with the authorized, issued and outstanding shares to be consolidated on a six (6) for one (1) ratio, which had the effect of reducing the number of: (a) authorized ordinary shares from 900,000,000 ordinary shares with a par value of US$0.003125 per share to 150,000,000 ordinary shares with a par value of US$0.01875 per share; (b) issued and outstanding ordinary shares from 21,750,000 ordinary shares with a par value of US$0.003125 per share to 3,625,000 ordinary shares with a par value of US$0.01875 per share; and (c) authorized preferred shares from 100,000,000 preferred shares with a par value of US$0.003125 per share to 16,666,666.6666 preferred shares with a par value of US$0.01875 per share.

On July 15, 2024, the Company closed its self-underwritten public offering of 20,000,000 ordinary shares, par value $0.01875 per share. The ordinary shares were priced at $1.25 per share. The Company raised a total of $25 million through that offering, before deducting offering-related expenses, and net proceeds of $24.625 million.

On September 27, 2024, the Company held an annual general meeting of shareholders at which shareholders, among other things, resolved:

(a)	with immediate effect, to increase the Company’s authorized share capital from US$3,125,000 divided into 150,000,000 ordinary shares of par value US$0.01875 each and 16,666,666.6666 preferred shares of par value US$0.01875 each, to US$140,625,000 divided into 6,750,000,000 ordinary shares of par value US$0.01875 each and 750,000,000 preferred shares of par value US$0.01875 each (the “Authorized Share Capital Increase”);

(b)	that, subject to and immediately following the Authorized Share Capital Increase being effected, the Company adopt an amended and restated memorandum of association in substitution for, and to the exclusion of, the Company’s existing memorandum of association, to reflect the Authorized Share Capital Increase; and

(c)	that, conditional upon the approval of the board of directors of the Company in its sole discretion, with effect as of the date the board of directors of the Company may determine, the authorized, issued, and outstanding shares of the Company (collectively, the “Shares”) be consolidated by consolidating each 15 Shares of the Company, or such lesser whole share amount as the Company’s board of directors may determine in its sole discretion, such amount not to be less than 2, into 1 Share of the Company, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to nominal value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association (the “2024 Share Consolidation”).

On November 12, 2024, the Company effected a share consolidation of 15 ordinary shares with par value of US$0.01875 per share each in the Company’s issued and unissued share capital into one (1) ordinary share with par value of US$0.28125. All fractional shares were rounded up to the whole number of shares. Immediately following the 2024 Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 450,000,000 ordinary shares, par value US$0.28125 per share and 50,000,000 preferred shares, par value US$0.28125 per share.

On March 24, 2025, the Company effected a share consolidation of 40 ordinary shares with par value of US$0.28125 per share each in the Company’s issued and unissued share capital into one ordinary share with par value of US$11.25. All fractional shares were rounded up to the whole number of shares (the “2025 Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 11,250,000 ordinary shares, par value US$11.25 per share and 1,250,000 preferred shares, par value US$11.25 per share.

The Company’s consolidated financial statements were retrospectively restated for effect of the 15-for-1 and 40-for-1 share consolidations. Giving effect to the share consolidations, there were 42,880 ordinary shares issued and outstanding as of September 30, 2024.

Details of the subsidiaries of the Company as of September 30, 2024 are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Universe INC	December 11, 2019	Cayman Islands	Parent, 100%	Investment holding

Universe HK	May 21, 2014	Hong Kong	100%	Investment holding

Universe Technology	April 18, 2019	PRC	100%	WFOE, Investment holding

Jiangxi Universe	March 2, 1998	PRC	100%	Research and development and manufacturing of modernized traditional Chinese medicines

Universe Trade	March 10, 2010	PRC	100%	Sales of modernized traditional Chinese medicines

Universe Hanhe	May 12, 2021	PRC	100%	Research and development of new pharmaceutical products

The Company, through its wholly-owned subsidiaries, is primarily engaged in the development, manufacturing and sale of traditional Chinese medicines derivatives (“TCMD”) products targeted to the elderly to address their physical conditions in the aging process and to promote their general well-being. In addition, the Company also sells biochemical drugs, medical instruments, traditional Chinese medicine pieces products and dietary supplements (collectively, “third-party products”). All of these TCMD and third-party products are currently sold to customers including pharmaceutical companies, hospitals, clinics and drugstore chains throughout China.